RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2022 shares	Apr. 30, 2022 shares	Jun. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 $ / shares	Sep. 30, 2022 USD ($) integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) integer $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Lease expired							December 2025
Leases rent							$ 1,500		$ 1,500
Lease area | integer							2,000		2,000
Description of minimum				Exclusivity ends and becomes non-exclusive, if the minimum of 2,500 gallons per year is not met.
Description of gallons				The minimum (2,500 gallons per year) is deemed to have been satisfied through December 31, 2022.
Lease expired									Dec. 31, 2025
Common stock shares issued, price per share | $ / shares					$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Accrued interest							$ 17,225	$ 9,280	$ 4,855	$ 2,201
Advance From Related Party									$ 6,670
Touchstone Enviro Solutions, Inc
Advances from related party							70,500
Company Owned Amount					$ 70,500		70,500
Fabian G Deneault [Member]
Advance From Related Party							10,000
Amount Owned From Related Party							$ 10,000
William J lO Bell [Member]
Common stock, shares issued for cash, shares | shares	500,000
Obligated Shares | shares		1,000,000					1,500,000
Accounts Payable					$ 34,500		$ 34,500
Chief Financial Officer and Director, William E. Sluss [Member]
Common stock, shares issued for cash, shares | shares			500,000
Common stock shares issued, price per share | $ / shares			$ 0.03
Proceeds from common stock shares issued			$ 15,000
January 1, 2020 [Member] | Black Bird Potentials Inc. [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares									120,000,000
Shares issued to directors as part of acquisition | shares									100,178,661
EFT Holdings, Inc. [Member]
Common stock shares cancelled of related party | shares									79,265,000
EF2T, Inc. [Member]
Related party debt, principal amount									$ 4,470
Astonia LLC [Member]
Advances from related party										6,670
Related party debt, principal amount									5,242	4,470
Accrued and unpaid interest									$ 268	$ 391
Interest rate									5.00%	5.00%
Advance From Related Party									$ 5,242	$ 4,470
Mr. Newlan [Member]
Advances from related party			93,732
Related party debt, principal amount			93,697						93,697
Total repayment amount			93,697
Repayment of principal amount			58,600						61,119
Accrued interest			3,499						3,499
Prepayment of premium amount			$ 31,598						29,078
Advance From Related Party									93,732
Astonia LLC One [Member]
Related party debt, principal amount									$ 773
Debt Forgiveness Agreements [Member] | EFT Holdings, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									18,221,906	18,221,906
Debt Conversion, Converted Instrument, Amount									$ 886,108	$ 886,108
Debt Forgiveness Agreements [Member] | EF2T, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									2,240,768	2,240,768
Debt Conversion, Converted Instrument, Amount									$ 109,992	$ 109,992
Debt Forgiveness Agreements [Member] | Astonia LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued | shares									2,831,661	2,831,661
Debt Conversion, Converted Instrument, Amount									$ 136,997	$ 136,997